Income Taxes (Details) ¥ in Thousands			12 Months Ended
	Apr. 01, 2018 CNY (¥)	Jan. 01, 2008	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes (Details) [Line Items]
Income tax, description		a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.
Annual taxable income						¥ 1,000
Total assets of tax						50,000
Net operating loss expiry, description			The NOLs in RPC will start to expire from in 2022 through 2026 if they are not used.
Valuation allowance				¥ 356,294	¥ 279,516	401,539
Tax benefit reduction			50.00%
Effectively reduces the tax rate on the foreign income (in Dollars) | $			$ 0.105
Percentage of income tax			50.00%
Underpayment of tax liability						100
Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income						1,000
Preferential income tax rate			2.50%
Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income						3,000
Preferential income tax rate			10.00%
U.S. [Member]
Income Taxes (Details) [Line Items]
Income tax rate			21.00%
Net operating loss				1,721,775		1,778,802
Net operating tax loss carry forwards				1,919		1,882
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	8.25%
Income taxes profits earned	¥ 2,000
Existing tax rate	16.50%
Net operating loss				1,721,775		1,778,802
Net operating tax loss carry forwards				¥ 17,470		102,156
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate			17.00%	17.00%	17.00%
Net operating loss				¥ 1,721,775		1,778,802
Net operating tax loss carry forwards				33,974		47,114
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax rate			25.00%
Annual taxable income						3,000
Net operating loss				1,721,775		1,778,802
Net operating tax loss carry forwards				¥ 1,668,412		¥ 1,627,650
Non-resident for PRC tax purpose			If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.